Related party transactions (Details 1) - KMP exercise control/significant influence - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Transactions during the year
Sales	$ 0	$ 0	$ 0
Advances received back	0	0	0
Purchase of asset	0	0	10,889
Outstanding balances
Trade payables	47	47	46
Advance receivables	$ 0	$ 0	$ 138,151